United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012


Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners  QP, LP
Address:	11 East 44th St. Ste. 700
		New York, NY 10017

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY	        February 06, 2013
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		2
						---

Form 13F Information Table Entry Total:		69
						----

Form 13F Information Table Value Total:		$454,278
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
AGNICO EAGLE MINES LTD              COM 008474108          52       1000  SH             Direct      1, 2      1000
AMERIANA BANCORP                    COM 023613102         125      15167  SH             Direct      1, 2     15167
AMKOR TECHNOLOGY INC                COM 031652100         212      50000  SH             Direct      1, 2     50000
ANADARKO PETE CORP                  COM 032511107       18578     250000  SH     Call    Direct      1, 2         0
ANNALY CAP MGMT INC                 COM 035710409        1404     100000  SH             Direct      1, 2    100000
ASB BANCORP INC N C                 COM 00213T109         489      31900  SH             Direct      1, 2     31900
ASSURED GUARANTY LTD                COM G0585R106       15594    1095869  SH             Direct      1, 2   1095869
ASSURED GUARANTY LTD                COM G0585R106        2846     200000  SH     Call    Direct      1, 2         0
BARCLAYS BK PLC                     COM 06740C188      -17639     554500  SH      Put    Direct      1, 2         0
BLACKSTONE GROUP L P                COM 09253U108        9354     600000  SH     Call    Direct      1, 2         0
CAPITAL ONE FINL CORP               WTS 14040H139        4504      77755  SH             Direct      1, 2     77755
CAPITAL ONE FINL CORP               WTS 14040H139         110       5200  SH     Call    Direct      1, 2         0
CAPITAL SR LIVING CORP              COM 140475104       27477    1470137  SH             Direct      1, 2   1470137
CLEAR CHANNEL OUTDOOR HLD           COM 18451C109        3655     520650  SH             Direct      1, 2    520650
CLIFFS NATURAL RESOURCES            COM 18683K101      -20442     530000  SH      Put    Direct      1, 2         0
CORNING INC                         COM 219350105        1262     100000  SH     Call    Direct      1, 2         0
COWEN GROUP INC NEW                 COM 223622101        4628    1888806  SH             Direct      1, 2   1888806
CURRENCYSHARES AUSTRALIAN           COM 23129U101      -16664     160000  SH      Put    Direct      1, 2         0
DELL INC                            COM 24702R101       11661    1150000  SH     Call    Direct      1, 2         0
DEVON ENERGY CORP NEW               COM 25179M103       36985     710700  SH     Call    Direct      1, 2         0
EASTERN VA BANKSHARES INC           COM 277196101         136      25200  SH             Direct      1, 2     25200
FIRST M & F CORP                    COM 320744105         183      26215  SH             Direct      1, 2     26215
GENERAL DYNAMICS CORP               COM 369550108        6927     100000  SH     Call    Direct      1, 2         0
GLOBALSTAR INC                      COM 378973408         123     403500  SH             Direct      1, 2    403500
GOLDMAN SACHS GROUP INC             COM 38141G104       54315     425800  SH     Call    Direct      1, 2         0
GREIF INC                           COM 397624206       29668     611845  SH             Direct      1, 2    611845
HESS CORP                           COM 42809H107        2648      50000  SH     Call    Direct      1, 2         0
HEWLETT PACKARD CO                  COM 428236103        5700     400000  SH     Call    Direct      1, 2         0
HOPFED BANCORP INC                  COM 439734104         265      30748  SH             Direct      1, 2     30748
HYSTER YALE MATLS HANDLIN           COM 449172105        2489      51000  SH             Direct      1, 2     51000
INTERVEST BANCSHARES CORP           COM 460927106          67      17104  SH             Direct      1, 2     17104
ISHARES SILVER TRUST                COM 46428Q109        6088     207300  SH     Call    Direct      1, 2         0
LAKE SHORE BANCORP INC              COM 510700107        1917     186284  SH             Direct      1, 2    186284
LAPORTE BANCORP INC MD              COM 516651106         130      15052  SH             Direct      1, 2     15052
LENNAR CORP                         COM 526057302        2126      69620  SH             Direct      1, 2     69620
LEVEL 3 COMMUNICATIONS IN           COM 52729N308        1156      50000  SH             Direct      1, 2     50000
LIBERTY MEDIA HLDG CORP C           COM 53071M104        7764     394500  SH             Direct      1, 2    394500
LIBERTY VENTURES CMN SERI           COM 53071M880       28145     415369  SH             Direct      1, 2    415369
LIFE TECHNOLOGIES CORP              COM 53217V109        9806     200000  SH     Call    Direct      1, 2         0
MARKET VECTORS ETF TR               COM 57060U589        4053     204800  SH     Call    Direct      1, 2         0
MICROSOFT CORP                      COM 594918104        7676     287400  SH             Direct      1, 2    287400
MICROSOFT CORP                      COM 594918104       13403     501800  SH     Call    Direct      1, 2         0
MONDELEZ INTL INC                   COM 609207105        3818     150000  SH     Call    Direct      1, 2         0
MTR GAMING GROUP INC                COM 553769100        7040    1688220  SH             Direct      1, 2   1688220
NATIONAL WESTN LIFE INS C           COM 638522102        8259      52361  SH             Direct      1, 2     52361
NEWMONT MINING CORP                 COM 651639106       42214     909000  SH     Call    Direct      1, 2         0
OCONEE FED FINL CORP                COM 675607105         295      20277  SH             Direct      1, 2     20277
PEOPLES BANCORP N C INC             COM 710577107         213      23433  SH             Direct      1, 2     23433
PFIZER INC                          COM 717081103        2508     100000  SH     Call    Direct      1, 2         0
PREMIER FINL BANCORP INC            COM 74050M105         133      12314  SH             Direct      1, 2     12314
PROSHARES TR II                     COM 74347W841       -2933      66500  SH      Put    Direct      1, 2         0
PSB HLDGS INC                       COM 69360W108         187      39032  SH             Direct      1, 2     39032
SALESFORCE COM INC                  COM 79466L302      -10927      65000  SH      Put    Direct      1, 2         0
SEAGATE TECHNOLOGY PLC              COM G7945M107        3042     100000  SH             Direct      1, 2    100000
SEAGATE TECHNOLOGY PLC              COM G7945M107       26161     860000  SH     Call    Direct      1, 2         0
SEALED AIR CORP NEW                 COM 81211K100       25542    1458703  SH             Direct      1, 2   1458703
SYMETRA FINL CORP                   COM 87151Q106        8571     660340  SH             Direct      1, 2    660340
TRONOX LTD                          COM Q9235V101        6090     333720  SH             Direct      1, 2    333720
UNITED BANCSHARES INC OHI           COM 909458101         231      23710  SH             Direct      1, 2     23710
UNITED PARCEL SERVICE INC           COM 911312106       11060     150000  SH     Call    Direct      1, 2         0
UT/25 IPATH S&P 500 VIX S           COM 9EQ2YAE05       -2012      63275  SH      Put    Direct      1, 2         0
WARREN RES INC                      COM 93564A100        6027    2144810  SH             Direct      1, 2   2144810
WESTERN DIGITAL CORP                COM 958102105       12322     290000  SH     Call    Direct      1, 2         0
WESTERN UN CO                       COM 959802109        6805     500000  SH     Call    Direct      1, 2         0
WPX ENERGY INC                      COM 98212B103         804      54000  SH             Direct      1, 2     54000
XEROX CORP                          COM 984121103        2123     311300  SH             Direct      1, 2    311300
XEROX CORP                          COM 984121103       11876    1741300  SH     Call    Direct      1, 2         0
XL GROUP PLC                        COM G98290102        3097     123600  SH             Direct      1, 2    123600
XL GROUP PLC                        COM G98290102       12756     509000  SH     Call    Direct      1, 2         0

*Long puts reflect a negative notional value and have been subtracted from the total notional value.